Income taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
Our subsidiaries are subject to taxation in a number of tax jurisdictions, principally Ireland, the United States, and the Netherlands.
The following table presents our provision for income taxes by tax jurisdiction for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Deferred tax expense (benefit)
Ireland	$144,532	$141,364	$151,623
United States	56,650	(41,163)	(65,341)
The Netherlands	(7,470)	(8,346)	(7,453)
Other	(14,188)	14,124	22,130
	179,524	105,979	100,959
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets
Ireland	1,366	1,562	—
United States	(29,147)	54,056	10,074
The Netherlands	(8,518)	12,843	13,915
Other	13,796	(13,100)	(13,922)
	(22,503)	55,361	10,067
Current tax expense (benefit)
Ireland	5,606	4,730	(99)
United States	(1,659)	3,166	39,358
The Netherlands	717	1,164	37,512
Other	3,033	3,096	2,008
	7,697	12,156	78,779
Provision for income taxes	$164,718	$173,496	$189,805

The following table provides a reconciliation of the statutory income tax expense to provision for income taxes for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017		2016		2015
Income tax expense at statutory income tax rate of 12.5%	$154,484		$150,050		$170,712

Permanent differences	23,737	(a)	29,057	(b)	29,555	(c)
Foreign rate differential	(13,503)		(5,611)		(10,462)
	10,234		23,446		19,093
Provision for income taxes	$164,718		$173,496		$189,805

(a)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(b)
The 2016 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States, and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses.

(c)
The 2015 permanent differences included the non-deductible intercompany interest allocated to the United States, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses.

The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31, 2017
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,212,029	12.5%	0.0%	$—
United States	72,390	35.7%	23.2%	16,744
The Netherlands	(61,086)	25.0%	12.5%	(7,636)
Isle of Man	185,882	0.0%	(12.5)%	(23,235)
Other	9,138	19.3%	6.8%	624
Taxable income	$1,418,353			$(13,503)
Permanent differences (c)	(182,481)
Income from continuing operations before income tax	$1,235,872

	Year Ended December 31, 2016
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,151,387	12.5%	0.0%	$—
United States	44,238	36.3%	23.8%	10,529
The Netherlands	37,580	25.0%	12.5%	4,698
Isle of Man	181,286	0.0%	(12.5)%	(22,661)
Other	18,989	22.1%	9.6%	1,823
Taxable income	$1,433,480			$(5,611)
Permanent differences (d)	(233,084)
Income from continuing operations before income tax	$1,200,396

	Year Ended December 31, 2015
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,212,190	12.5%	0.0%	$—
United States	(43,825)	36.3%	23.8%	(10,430)
The Netherlands	175,897	25.0%	12.5%	21,987
Isle of Man	181,118	0.0%	(12.5)%	(22,640)
Other	77,671	13.3%	0.8%	621
Taxable income	$1,603,051			$(10,462)
Permanent differences (e)	(237,352)
Income from continuing operations before income tax	$1,365,699

(a)	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the United States, the Netherlands and Isle of Man) does not differ from the actual income tax expense.

(b)	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.

(c)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(d)
The 2016 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States, and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses.

(e)
The 2015 permanent differences included the non-deductible intercompany interest allocated to the United States, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses.

The calculation of income for tax purposes differs significantly from book income. Deferred income tax is provided to reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured under tax law in the various jurisdictions. Tax loss carry forwards and accelerated tax depreciation on flight equipment held for operating leases give rise to the most significant timing differences.
The following tables provide details regarding the principal components of our deferred income tax liabilities and assets by jurisdiction as of December 31, 2017 and 2016:

	As of December 31, 2017
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,336,757)	$1,553	$9,138	$327	$(1,325,739)
Intangibles	(4,159)	(5,341)	—	—	(9,500)
Interest expense	—	(166)	—	—	(166)
Accrued maintenance liability	(4,362)	4,055	—	—	(307)
Obligations under capital leases and debt obligations	(4,691)	—	—	—	(4,691)
Investments	—	(8,095)	—	—	(8,095)
Deferred losses on sale of assets	—	32,119	—	—	32,119
Accrued expenses	—	7,338	—	—	7,338
Valuation allowance	(2,928)	(59,983)	(18,240)	(23,707)	(104,858)
Losses and credits forward	850,774	59,260	26,047	25,731	961,812
Other	(70,042)	(2,543)	(542)	2,500	(70,627)
Net deferred income tax (liabilities) assets	$(572,165)	$28,197	$16,403	$4,851	$(522,714)

	As of December 31, 2016
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,030,901)	$(16,322)	$8,547	$(63)	$(1,038,739)
Intangibles	(6,353)	(16,242)	—	—	(22,595)
Interest expense	—	(588)	—	—	(588)
Accrued maintenance liability	(6,028)	12,810	—	—	6,782
Obligations under capital leases and debt obligations	(3,151)	—	—	—	(3,151)
Investments	—	(12,641)	—	—	(12,641)
Deferred losses on sale of assets	—	66,119	—	—	66,119
Accrued expenses	—	13,942	—	—	13,942
Valuation allowance	(1,562)	(89,130)	(26,758)	(9,911)	(127,361)
Losses and credits forward	666,214	92,215	26,759	20,693	805,881
Other	(46,133)	5,539	(4,399)	(6,190)	(51,183)
Net deferred income tax (liabilities) assets	$(427,914)	$55,702	$4,149	$4,529	$(363,534)

The net deferred income tax liabilities as of December 31, 2017 of $522.7 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $151.2 million and as deferred income tax liabilities of $673.9 million.
The net deferred income tax liabilities as of December 31, 2016 of $363.5 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $215.4 million and as deferred income tax liabilities of $579.0 million.
The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016
Valuation allowance at beginning of period	$127,361	$72,000
(Decrease) increase of allowance to income tax provision	(22,503)	55,361
Valuation allowance at end of period	$104,858	$127,361

The valuation allowance as of December 31, 2017 of $104.9 million included $2.9 million related to loss carry forwards in Ireland, $60.0 million related to having insufficient sources of projected taxable income to fully realize the deferred tax asset in the United States, $18.2 million related to loss carry forwards in the Netherlands and $23.7 million related to losses and credit forwards in Australia.
The valuation allowance as of December 31, 2016 of $127.4 million included $1.6 million related to loss carry forwards in Ireland, $89.1 million related to having insufficient sources of projected taxable income to fully realize the deferred tax asset in the United States, particularly in respect of our U.S. subsidiary AeroTurbine, $26.8 million related to loss carry forwards in the Netherlands, and $9.9 million related to losses and credit forwards in Australia.
As of December 31, 2017 and 2016, we had $31.0 million and $29.8 million, respectively, of unrecognized tax benefits. Substantially all of the unrecognized tax benefits as of December 31, 2017, if recognized, would affect our effective tax rate. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.
Our primary tax jurisdictions are Ireland, the United States and the Netherlands. Our tax returns are open for examination in Ireland from 2013 forward, in the United States from 2014 forward and in the Netherlands from 2012 forward. In the United States, the 2014 and 2015 audits of the federal income tax returns of some of our U.S. resident subsidiaries closed without adjustment in 2017.
Our policy is to recognize accrued interest on the underpayment of income taxes as a component of interest expense and penalties associated with tax liabilities as a component of provision for income taxes.
Ireland
Since 2006, the enacted Irish corporate income tax rate has been 12.5%. Some of our Irish tax-resident operating subsidiaries have significant losses carry forward as of December 31, 2017 which give rise to deferred income tax assets. The availability of these losses does not expire with time. In addition, the vast majority of all of our Irish tax-resident subsidiaries are entitled to accelerated aircraft depreciation for tax purposes and shelter net taxable income with the surrender of losses on a current year basis within the Irish tax group. Based on projected taxable profits in our Irish subsidiaries, we expect to recover the majority of the value of our Irish tax assets and have not recognized a valuation allowance against such assets, with the exception of $2.9 million, as of December 31, 2017.
United States
Our U.S. subsidiaries are assessable to federal and state U.S. taxes. Since the ILFC Transaction, we no longer file one consolidated federal income tax return. We have two distinct groups of U.S. companies that file consolidated returns. The blended federal and state tax rate applicable to our combined U.S. group was 35.7% for the year ended December 31, 2017. Due to a restructuring of activities in the U.S. AeroTurbine group, which started in late 2015, we do not expect to generate sufficient sources of taxable income to realize our deferred income tax asset in the United States. Additionally, certain tax attributes are subject to an annual limitation as a result of the change in ownership in 2015 as defined under Internal Revenue Code Section 382. Our U.S. federal net operating losses expire between 2026 and 2037.
On December 22, 2017, the United States enacted new tax legislation (the “Tax Legislation”) that significantly revises the Internal Revenue Code of 1986, as amended. The Tax Legislation included, among other things, a reduction of the U.S. corporate income tax rate from 35% to 21% effective January 1, 2018. As a result of the Tax Legislation, we reassessed our deferred tax assets and liabilities and recorded a tax expense in 2017 of approximately $22 million.

The Netherlands
The majority of our Dutch subsidiaries are part of two Dutch fiscal unities and are included in consolidated tax filings. Current tax expenses are limited with respect to the Dutch subsidiaries due to the existence of interest bearing intercompany liabilities. Deferred income tax is calculated using the Dutch corporate income tax rate (25.0%). Tax losses in the Netherlands can generally be carried back one year and carried forward nine years before expiry.